Rental Property, Net (Details Textual)	12 Months Ended
	Apr. 30, 2015 USD ($) ft²	Apr. 30, 2014 USD ($)
Revenue	$ 248,351	$ 214,235
Depreciation expense	93,638	90,228
Related Party [Member]
Related party	$ 36,000,000	$ 36,000
58 Main Street, Topsfield
Area of real estate property, Description. | ft²	4,000
Rental area of land occupancy, Percentage	100.00%
Lease term	3 years
Purchase Price	$ 503,000
Mortgage Debt	$ 542,694
7 Grove St., Topsfiel
Area of real estate property, Description. | ft²	12,000
Rental area of land occupancy, Percentage	100.00%
Lease term	3 years
Purchase Price	$ 2,025,000
Mortgage Debt	$ 1,425,982